Premises and Equipment, Net Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
Premises and equipment, net include the following:

	December 31,		Estimated Useful Lives
(in thousands)	2018	2017	(in years)
Land	$18,307	$18,307	NA
Buildings and improvements	100,152	93,848	10–30
Equipment leased under an operating lease	—	19,626	15
Furniture and equipment	21,579	19,832	3–10
Computer equipment and software	31,225	29,749	3
Leasehold improvements	19,301	18,260	5–10
Work in progress	5,170	6,532	NA
	$195,734	$206,154
Less: Accumulated depreciation and amortization	(72,231)	(76,797)
	$123,503	$129,357